Notes payable - Schedule of notes payable (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 29, 2023	Mar. 21, 2023
Notes payable
Outstanding balance	$ 579,403
Less: Unamortized debt discount/premium and deferred financing fees	(10,783)	$ (19,689)
Notes payable, net of unamortized debt discount/premium and deferred financing fees	568,620	587,767
Less: Notes payable - current	(101,723)	(39,478)
Notes payable - net of current	466,897	548,289
Senior Secured Notes – 2026
Notes payable
Outstanding balance	460,000	475,000
Notes payable, net of unamortized debt discount/premium and deferred financing fees	460,000	475,000
Bloom Notes – 2024
Notes payable
Outstanding balance	16,500	47,500	$ 47,500	$ 46,000
Bloom Notes – 2025
Notes payable
Outstanding balance	60,000	60,000
Seller notes payable
Notes payable
Outstanding balance	4,364	6,567
ABL Facility – EWB
Notes payable
Outstanding balance	12,000	6,500
Needham LOC
Notes payable
Outstanding balance	11,100	0
Other notes payable
Notes payable
Outstanding balance	$ 15,439	$ 11,889